Consolidated Balance Sheets Parentheticals - USD ($)	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Assets parentheticals:
Property and equipment, accumulated depreciation	$ 79,940	$ 63,470	$ 3,017
Unamortized discounts of Notes payable	1,369	77,157	158,559
Related party Unamortized discounts	1,354	4,438	0
Uunamortized discounts of Convertble notes Payable.	$ 113,018	$ 0	$ 0
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, shares issued	51	51	51
Preferred Stock, shares outstanding	51	51	51
Preferred Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	400,000,000	400,000,000	400,000,000
Common Stock, shares issued	307,681,187	285,398,000	278,053,877
Common Stock, shares outstanding	285,398,000	285,398,000	278,053,877